Leases - Assets and Liabilities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets
Balance at January 1	kr 686	kr 523	kr 354
Additions to right-of-use assets	329	250	243
Depreciation charge for the year	(102)	(87)	(74)
Balance at December 31	913	686	523
Lease Liabilities
Current	92	90	74
Non-current	937	680	523
Total lease liabilities	1,029	770	597
Cash outflow for lease payments	96	115	88
Parent Company | Reportable Legal Entities
Disclosure of quantitative information about right-of-use assets
Balance at January 1	232	9
Additions to right-of-use assets	24	242
Depreciation charge for the year	(17)	(19)
Balance at December 31	239	232	kr 9
Lease Liabilities
Current	16	19
Non-current	235	227
Total lease liabilities	251	246
Cash outflow for lease payments	kr 23	kr 24